INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

10.	INTANGIBLE ASSETS

The Company’s intangible assets are finite lived and consist primarily of customer relationships and acquired technology, which are amortized on a straight-line basis over their estimated useful lives of 5 years. The company also holds indefinite-lived trademarks, which are not amortized. As of December 31, 2025, the carrying amount of indefinite-lived trademarks was $25 thousand.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

On July 1, 2025, pursuant to the terms of an asset purchase agreement dated the same day, between the Company and Flyhomes, the Company acquired the AI-powered consumer home search portal and related technology assets of Flyhomes for an aggregate purchase price of $2.75 million, with the consideration paid in cash. The transaction was accounted for as an asset acquisition in accordance with ASC 805. The acquired technology is included within acquired technology intangible assets and is amortized on a straight-line basis over an estimated useful life of 5 years.

Reconciliation of Carrying Amounts (in thousands):

	12/31/2023	Additions	12/31/2024	Additions	12/31/2025
Cost
Indefinite-lived trademarks	$—	$25	$25	$—	$25
Acquired Technology	1,168	—	1,168	2,750	3,918
Customer Relationships	2,839	—	2,839	—	2,839
Other	456	—	456	—	456
Total	$4,463	$25	$4,488	$2,750	$7,238

Accumulated Amortization
Acquired Technology	$398	$234	$632	$509	$1,141
Customer Relationships	568	568	1,136	567	1,703
Other	55	90	145	92	237
Total	$1,021	892	$1,913	$1,168	$3,081

Carrying Amounts	$3,442		$2,575		$4,157

The Company recorded amortization expense of $1,168 thousand and $892 thousand for the years ended December 31, 2025, and December 31, 2024 respectively.

As of December 31, 2025, expected amortization related to intangible assets will be;

Expected Amortization
2026	$1,330
2027	1,330
2028	647
2029	550
2030 and thereafter	275
Total	$4,132